The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (95.4%)
	ALABAMA (0.8%)
$125,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Ser. A, 5.00%, 9/1/30	Aa1		$154,092
100,000	Birmingham-Jefferson Civic Center Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/36	Aa3		111,966
125,000	Water Works Board of the City of Birmingham (The), Revenue Bonds, Subser. B, 5.00%, 1/1/33	Aa3		149,618
				415,676
	ALASKA (0.6%)
250,000	Alaska Housing Finance Corp., State Capital Project, Refunding Revenue Bonds, Ser. B, 4.00%, 12/1/36	Aa2		290,825
	ARIZONA (1.0%)
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		258,120
200,000	Yuma Municipal Property Corp., Revenue Bonds, Senior Lien, 5.00%, 7/1/27	A1		235,320
				493,440
	CALIFORNIA (17.7%)
40,000	Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Ser. F-1, 5.00%, 4/1/56	Aa3		46,825
150,000	California Educational Facilities Authority Stanford University, Revenue Bonds, 5.25%, 4/1/40	Aaa		224,397
65,000	California Health Facilities Financing Authority, Providence Health & Services, Revenue Bonds, Ser. A, 5.00%, 10/1/38	NR	**	76,187
90,000	California Health Facilities Financing Authority, Providence Health & Services, Revenue Bonds, Ser. A, 5.00%, 10/1/38	Aa3		103,608
90,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Stanford Hospital, Ser. B, 5.00%, 8/15/55	A1		101,743
150,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Saltel Packard Children's, Ser. A, 5.00%, 8/15/43	A1		168,756
100,000	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Ser. A, 5.00%, 11/15/37	Aa3		122,026
100,000	California State Public Works Board, Revenue Bonds, Department of Education, Ser. H, 5.00%, 4/1/31	Aa3		121,614
200,000	California State Public Works Board, Revenue Bonds, Ser. H, 5.00%, 12/1/24	Aa3		233,658
150,000	California State University Systemwide, Revenue Bonds, Ser. A, 5.00%, 11/1/34	Aa2		181,712
200,000	California State, General Obligation Unlimited, 5.00%, 2/1/38	Aa2		210,928
180,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Ser. A, 4.38%, 3/1/44	A	*	196,823
250,000	Cupertino Union School District, General Obligation Unlimited, Election 2012, Ser. C, 4.00%, 8/1/40	Aa1		276,647
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		403,870
75,000	East Bay Municipal Utility District Water System Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/40	Aa1		82,313
250,000	El Cajon Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, BAM Insured, 5.00%, 10/1/35	AA	*	309,450
150,000	Fresno Joint Powers Financing Authority Lease (Master Lease Projects), Revenue Refunding Bonds, Ser. A, AGM Insured, 5.00%, 4/1/34	A2		180,039
300,000	Golden State Tobacco Securitization Corp., Asset-Backed Bonds, Ser. A, 5.00%, 6/1/32	Aa3		343,473
150,000	Golden State Tobacco Securitization Corp., Ser. A-1, 5.00%, 6/1/22	A	*	159,636
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		153,518
170,000	Long Beach Unified School District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/48	Aa2		170,699

March 31, 2020

Principal Amount		Rating (unaudited)		Value
$215,000	Long Beach Unified School District, General Obligation Unlimited, Ser. E, 5.00%, 8/1/41	Aa2		$253,352
60,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, Proposition C, Senior Ser. B, 5.00%, 7/1/22	Aa1		65,178
200,000	Los Angeles County Public Works Financing Authority, Lease Revenue, Revenue Bonds, Ser. D, 4.00%, 12/1/40	Aa2		219,992
115,000	Los Angeles Unified School District, Election 2005, General Obligation Unlimited, Ser. M-1, 5.00%, 7/1/36	Aa3		137,074
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		343,916
60,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. F, 5.00%, 7/1/28	Aa1		65,080
150,000	Modesto Irrigation District Electric System, Revenue Bonds, Ser, 5.00%, 10/1/32	A+	*	179,897
225,000	Napa Valley Unified School District, General Obligation Unlimited, Ser. A, 5.00%, 8/1/28	A1		270,936
185,000	Oxnard Financing Authority, Revenue Bonds, BAM Insured, 5.00%, 6/1/35	AA	*	227,642
65,000	Roseville Natural Gas Financing Authority, Revenue Bonds, 5.00%, 2/15/27	A2		75,171
50,000	Sacramento City Financing Authority, Revenue Bonds, Master Lease Program Facilities, Ser. E, AMBAC Insured, 5.25%, 12/1/24	Aa3		59,253
150,000	Sacramento Municipal Utility District, Revenue Bonds, Ser. A, 5.00%, 8/15/41	Aa3		166,056
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		268,230
60,000	San Diego Redevelopment Agency Successor Agency, Tax Allocation Refunding Bonds, Ser. A, 5.00%, 9/1/35	AA	*	71,304
500,000	San Diego Unified School District, General Obligation Unlimited, Election 2012, Ser. I, 5.00%, 7/1/47	Aa2		594,280
100,000	San Francisco City & County Airport Commission San Francisco International Airport, Second Series Revenue Bonds, Ser. E, 5.00%, 5/1/48	A1		119,448
200,000	San Francisco City & County Redevelopment Agency Successor Agency, Ser. A, 5.00%, 8/1/35	A	*	236,470
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa1		209,776
130,000	San Marcos Redevelopment Agency Successor Agency, Tax Allocation, Refunding Bonds, Ser. A, 5.00%, 10/1/25	AA-	*	156,306
220,000	Southern California Public Power Authority, Mead-Adelanto Project, Authority Interest, Revenue Bonds, Ser. A, 5.00%, 7/1/29	Aa2		260,308
150,000	State of California, General Obligation Unlimited, Various Purpose Bonds, 5.00%, 8/1/26	Aa2		183,456
250,000	State of California, General Obligation Unlimited, Various Purpose Bonds, 5.00%, 9/1/41	Aa2		263,557
125,000	Union City Community Redevelopment Agency, Ser. B, 5.00%, 10/1/31	AA-	*	155,145
150,000	University of California, Revenue Bonds, Ser. I, 5.00%, 5/15/28	Aa3		175,662
175,000	Whittier City School District, General Obligation Limited, Ser. D, 3.00%, 8/1/44	Aa3		183,463
				8,808,874
	COLORADO (1.4%)
175,000	Buffalo Ridge Metropolitan District, General Obligation Unlimited, Ser. A, BAM Insured, 4.00%, 12/1/47	A3		194,780
200,000	Colorado Health Facilities Authority, Adventhealth Obligated Group, Refunding Bonds, 4.00%, 11/15/43	Aa2		215,976
225,000	State of Colorado, Building Excellent Scholl, Certificate Participation, Ser. J, 5.00%, 3/15/37	Aa2		271,078
				681,834
	CONNECTICUT (1.3%)
190,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		192,379
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty-Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		272,370
150,000	State of Connecticut Transportation Infrastructure Purposes, Special Tax Obligation, Revenue Bonds, Ser. B, 5.00%, 10/1/27	A+	*	184,014
				648,763

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
	DELAWARE (0.6%)
$265,000	Delaware Transportation Authority, US 301 Project, Revenue Bonds, 5.00%, 6/1/45	Aa3		$300,258
	DISTRICT OF COLUMBIA (0.6%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		105,609
145,000	District of Columbia Income, General Obligation Unlimited, Ser. A, 5.00%, 6/1/43	Aaa		178,601
				284,210
	FLORIDA (4.7%)
140,000	Central Florida Expressway Authority, Revenue Bonds, Ser. A, 4.00%, 7/1/37	A1		154,178
180,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/47	A3		218,639
100,000	City of Marco Island, Florida Utility System Revenue, Revenue Bonds, 4.00%, 10/1/38	Aa3		109,322
185,000	City of Miami Beach Florida Water & Sewer Revenue, Revenue Bonds, 5.00%, 9/1/36	Aa3		225,652
180,000	County of Miami-Dade Florida Aviation Revenue, Revenue Bonds, 5.00%, 10/1/41	A	*	202,901
250,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/40	Aa1		292,998
125,000	County of Palm Beach, Florida Public Improvement, Revenue Bonds, Ser. D, 5.00%, 12/1/45	Aa1		145,401
240,000	County of State Lucie, Florida Sales Tax Revenue, Refunding Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/24	A1		269,143
205,000	Florida Housing Finance Corp., Revenue Bonds, Ser. 1, (GNMA/FNMA/FHLMC), 4.00%, 7/1/49	Aaa		218,829
125,000	Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/23	A3		135,090
325,000	Orange County Health Facilities Authority, Revenue Bonds, Ser. A, 5.00%, 10/1/39	A2		381,927
				2,354,080
	GEORGIA (1.8%)
500,000	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser., Ser. A, 4.00%, 7/1/36	Aa2		521,045
350,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2		370,107
				891,152
	GUAM (0.6%)
150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	A2		152,682
120,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/39	A2		124,286
				276,968
	HAWAII (0.6%)
100,000	City & County Honolulu Hawaii, General Obligation Unlimited, Ser. A, 5.00%, 10/1/38	Aa1		116,981
185,000	State of Hawaii, General Obligation Unlimited, Ser. FG, 4.00%, 10/1/35	Aa1		208,765
				325,746
	IDAHO (0.5%)
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2		273,160
	ILLINOIS (0.8%)
100,000	Cook County Forest Preserve District, General Obligation Unlimited, Ser. C, 5.00%, 12/15/37	A2		106,165
150,000	Illinois State Toll Highway Authority, Revenue Bonds, Ser. C, 5.00%, 1/1/37	A1		168,803
100,000	Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited, Ser. A, 5.00%, 12/1/44	AA+	*	111,070
				386,038

March 31, 2020

Principal Amount		Rating (unaudited)		Value
	INDIANA (0.3%)
$135,000	Indiana Municipal Power Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/42	A1		$158,679
	IOWA (0.1%)
50,000	Iowa Finance Authority, Health Care Facility, Genesis Health System, Revenue Bonds, 5.00%, 7/1/22	A1		53,921
	KANSAS (0.6%)
250,000	State of Kansas Department of Transportation, Revenue Bonds, Ser. A, 5.00%, 9/1/32	Aa2		305,920
	KENTUCKY (0.5%)
110,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Ser. A, AGM Insured, 4.00%, 6/1/37	A2		119,867
125,000	Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds, 4.00%, 6/1/23	Aa3		134,485
				254,352
	LOUISIANA (1.5%)
300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, City of Bossier City, 5.00%, 11/1/26	Aa3		358,041
100,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Women's Hospitals Foundation Projects, 5.00%, 10/1/44	A2		117,354
145,000	State of Louisiana Gasoline & Fuels Tax Revenue, Revenue Bonds, Ser. C-1, 5.00%, 5/1/30	Aa3		161,308
85,000	State of Louisiana Highway Improvement Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/28	A1		97,461
				734,164
	MAINE (0.8%)
200,000	Maine State Health & Higher Educational Facilities Authority Revenue, Refunding Revenue Bonds, Colby College, Ser. A, 5.00%, 7/1/39	Aa2		230,208
80,000	Maine State Housing Authority (Mortgage), Revenue Bonds, Ser. A, 3.80%, 11/15/39	Aa1		87,333
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		107,656
				425,197
	MARYLAND (0.6%)
130,000	City of Baltimore, Maryland Subordinate (Water Projects), Revenue Bonds, Ser. A, 5.00%, 7/1/31	A1		157,067
100,000	County of Anne Arundel, Maryland, General Obligation Limited, 5.00%, 10/1/36	NR	**	121,031
				278,098
	MASSACHUSETTS (5.5%)
75,000	Commonwealth of Massachusetts, Revenue Bonds, 5.50%, 1/1/30	A1		99,692
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		521,150
175,000	Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A-1, 5.00%, 7/1/36	Aa3		211,929
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Revenue Bonds, Ser. D, 5.00%, 7/1/44	Baa2		278,002
225,000	Massachusetts Development Finance Agency, Harvard University, Revenue Bonds, Ser. B-2, 5.25%, 2/1/34	Aaa		232,753
75,000	Massachusetts Development Finance Agency, Revenue Bonds, 5.00%, 7/1/36	NR	**	78,689
250,000	Massachusetts Development Finance Agency, Umass Memorial Health Care, Revenue Bonds, 3.63%, 7/1/37	BBB+	*	241,637

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
$500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		$630,600
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2		264,730
165,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 11/15/46	Aa2		196,154
				2,755,336
	MICHIGAN (1.6%)
200,000	Jackson Public Schools County of Jackson, Michigan 2018 School Building and Site Bonds, General Obligation Unlimited, 5.00%, 5/1/48	Aa1		238,896
250,000	Michigan Finance Authority, Henry Ford Health System, Revenue Bonds, 4.00%, 11/15/46	A2		256,937
120,000	Michigan State Building Authority, Revenue Bonds, Ser. I, 5.00%, 10/15/32	Aa2		144,040
150,000	Port Huron Area School District, General Obligation Unlimited, AGM Insured, 4.00%, 5/1/42	A1		162,816
				802,689
	MINNESOTA (0.6%)
110,000	County of Jackson, Minnesota Capital Improvement Plan, General Obligation Unlimited, Ser. C, 3.00%, 2/1/38	AA	*	115,855
150,000	State of Minnesota Public Facilities Authority Revenue, Refunding Revenue Bonds, Ser. B, 5.00%, 3/1/28	Aaa		179,499
				295,354
	MISSISSIPPI (0.2%)
90,000	Mississippi Development Bank, Jackson Public School District Limited, Revenue, Refunding Revenue Bonds, Ser. A, 5.00%, 4/1/27	A+	*	106,977
	MISSOURI (0.9%)
120,000	Health & Educational Facilities Authority of the State of Missouri (Mercy Health), Refunding Revenue Bonds, Ser. C, 4.00%, 11/15/37	Aa3		132,563
150,000	Metropolitan State Louis Sewer District, Waste Water System Improvement, Refunding Revenue Bonds, Ser. B, 5.00%, 5/1/31	Aa1		177,747
135,000	Missouri Housing Development Commission Single Family Mortgage (First Place Homeownership Loan Program), Revenue Bonds, (GNMA/FNMA/FHLMC), 4.25%, 5/1/49	AA+	*	146,440
				456,750
	NEBRASKA (0.2%)
95,000	Public Power Generation Agency, Revenue Bonds, Ser. A, 5.00%, 1/1/38	A2		111,352
	NEVADA (2.7%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		265,075
250,000	Clark County School District, General Obligation Unlimited, Ser. A, 4.00%, 6/15/35	A1		281,085
230,000	Clark County School District, General Obligation Unlimited, Ser. C, 5.00%, 6/15/29	A1		279,383
200,000	County of Clark, Stadium Improvement, General Obligation Limited, Ser. A, 5.00%, 5/1/48	Aa1		242,568
240,000	Las Vegas Valley Water District, General Obligation Limited, Ser. A, 3.38%, 6/1/38	NR	**	258,936
				1,327,047

March 31, 2020

Principal Amount		Rating (unaudited)		Value
	NEW HAMPSHIRE (0.7%)
$95,000	New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire Issue, Refunding Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		$115,618
200,000	New Hampshire Housing Finance Authority, Revenue Bonds, Ser. 1, 3.75%, 7/1/54	Aaa		211,362
				326,980
	NEW JERSEY (5.3%)
135,000	County of Essex NJ, General Obligation Limited, Ser. A, 4.00%, 9/1/29	Aaa		157,579
170,000	New Jersey Economic Development Authority, Refunding Revenue Bonds, Ser. B, 5.00%, 11/1/27	Baa1		187,304
270,000	New Jersey Economic Development Authority, Revenue Bonds, Ser. AAA, 5.50%, 6/15/27	Baa1		302,894
150,000	New Jersey Economic Development Authority, Revenue Bonds, Ser. B, 5.00%, 6/15/38	Baa1		159,348
30,000	New Jersey Institute of Technology, Revenue Bonds, Prerefunded, Ser. A, 5.00%, 7/1/42	NR	**	32,555
70,000	New Jersey Institute of Technology, Revenue Bonds, Unrefunded, Ser. A, 5.00%, 7/1/42	A1		76,124
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,045,510
165,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 1/1/29	A2		179,434
100,000	New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, 5.00%, 1/1/35	A2		107,669
110,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B, AMBAC Insured, 5.25%, 12/15/23	Baa1		117,646
150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB, 4.00%, 6/15/36	Baa1		149,623
150,000	North Bergen Township Board of Education, General Obligation Limited, BAM Insured, 2.50%, 2/1/40	AA	*	143,285
				2,658,971
	NEW MEXICO (0.5%)
200,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Ser. A, 5.00%, 7/1/24	Aa2		229,124
	NEW YORK (8.8%)
210,000	Battery Park City Authority, Revenue Bonds, Ser. B, 4.00%, 11/1/41	Aaa		242,607
175,000	Long Island Power Authority, Revenue Bonds, Ser. B, 5.00%, 9/1/41	A2		202,921
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A1		212,716
150,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. C-1, 5.00%, 11/15/29	A1		173,380
500,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Subser. C-1, 5.00%, 11/15/34	A1		546,000
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. 1, 4.00%, 7/15/36	Aa2		109,762
170,000	New York Convention Center Development Corp., Hotel Unit Fee Secured, Refunding Revenue Bonds, 5.00%, 11/15/40	Aa3		192,709
100,000	New York State Dormitory Authority, Revenue Bonds, Barnard College, Ser. A, 5.00%, 7/1/30	A2		117,882
100,000	New York State Dormitory Authority, Revenue Bonds, Cornell University, Ser. A, 5.00%, 7/1/40	Aa1		100,981
50,000	New York State Dormitory Authority, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/25	Aa3		53,446
150,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	Aa1		153,731
250,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues General Purpose, Ser. A, 5.00%, 2/15/23	Aa1		276,160

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
$125,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues, Ser. 1, 5.00%, 1/15/31	Aa2		$155,999
150,000	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax Revenues, Ser. B, Group C, 5.00%, 2/15/38	Aa1		171,626
200,000	New York State Urban Development Corp., Refunding Revenue Bonds, Ser. A, 4.00%, 3/15/44	Aa1		223,014
250,000	New York State Urban Development Corp., State Personal Income Tax Revenue, Revenue Bonds, Ser. A, 5.00%, 3/15/28	Aa1		296,865
150,000	New York State, General Obligation Unlimited, Fiscal 2015, Ser. A, 5.00%, 8/1/26	Aa1		173,200
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy-First Series, 4.00%, 7/15/38	Aa3		103,628
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty-Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3		102,619
325,000	Port Authority of New York & New Jersey, Revenue Bonds, 194th Series, 5.00%, 10/15/41	Aa3		368,231
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. B, 5.00%, 11/15/36	Aa3		298,147
85,000	Utility Debt Securitization Authority, Restructuring Refunding Revenue Bonds, Ser. A, 5.00%, 12/15/35	Aaa		101,215
				4,376,839
	NEW YORK CITY (4.9%)
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa1		262,907
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		256,135
100,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/34	Aa1		110,559
65,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. EE, 5.00%, 6/15/45	Aa1		72,792
60,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. FF, 5.00%, 6/15/45	Aa1		64,048
300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		308,325
120,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subordinated Future Tax Secured, Subser. A-1, 5.00%, 8/1/26	Aa1		137,905
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subordinated Future Tax Secured, Subser. B-1, 5.00%, 8/1/32	Aa1		179,526
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. A-1, 5.00%, 8/1/31	Aa1		227,584
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. B-1, 5.00%, 8/1/39	Aa1		226,600
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. E-1, 5.00%, 2/1/32	Aa1		295,480
245,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Subser. E-1, 5.00%, 2/1/40	Aa1		288,083
				2,429,944
	NORTH CAROLINA (3.0%)
100,000	City of Charlotte NC Airport Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/31	Aa3		120,306
135,000	City of Charlotte NC Airport Revenue, Revenue Bonds, Ser. C, 4.00%, 6/1/36	Aa2		156,408
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	BBB	*	317,218
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A2		405,605
150,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		162,305
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		323,061
				1,484,903

March 31, 2020

Principal Amount		Rating (unaudited)		Value
	NORTH DAKOTA (0.3%)
$135,000	North Dakota Public Finance Authority, State Revolving Fund Program, Revenue Bonds, Ser. A, 5.00%, 10/1/26	Aaa		$142,683
	OHIO (2.3%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA	*	215,524
250,000	City of Cleveland, Ohio Water Pollution Control, Green Bonds, Revenue Bonds, 5.00%, 11/15/45	Aa3		288,647
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa2		332,098
250,000	Country of Franklin, Ohio Hospital Facilities Revenue, Revenue Bonds, 5.00%, 5/15/45	Aa2		289,635
				1,125,904
	OKLAHOMA (0.9%)
135,000	Grand River Dam Authority, Revenue Bonds, Ser. A, 5.00%, 6/1/27	A1		165,756
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA-	*	264,072
				429,828
	OREGON (1.0%)
280,000	County of Multnomah Oregon, General Obligation Unlimited, 4.00%, 6/1/42	Aaa		315,031
150,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. D, 5.00%, 4/1/28	Aa2		176,214
				491,245
	PENNSYLVANIA (4.3%)
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	A+	*	212,582
160,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	A2		192,606
500,000	Delaware River Pennsylvania, Joint Toll Bridge Commission, Revenue Bonds, 5.00%, 7/1/36	A1		609,295
500,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Revenue Bonds, Ser. AS, 5.00%, 6/15/28	Aa3		595,710
100,000	Pennsylvania Infrastructure Investment Authority, Revenue Bonds, Ser. A, 4.00%, 5/15/32	AAA	*	110,155
250,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 5.00%, 12/1/35	A2		300,138
100,000	Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A-2, 5.00%, 12/1/24	A1		116,780
				2,137,266
	RHODE ISLAND (0.3%)
135,000	Rhode Island Health & Educational Building Corp. Public School, Revenue Bonds, 5.00%, 5/15/28	A1		166,770
	SOUTH CAROLINA (1.9%)
250,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		261,690
75,000	Fort Mill School District No. 4, General Obligation Unlimited, Ser. B, 5.00%, 3/1/27	Aa1		93,082
325,000	South Carolina Public Service Authority, Revenue Bonds, Ser. A, 5.00%, 12/1/38	A2		369,639
210,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Ser. A, 3.00%, 10/1/36	Aa3		215,567
				939,978

Schedule of Investments (unaudited) (continued)

Principal Amount		Rating (unaudited)		Value
	TENNESSEE (1.0%)
$100,000	City Of Memphis, Tennessee Gas System Revenue Bonds, 5.00%, 12/1/26	Aa1		$123,341
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A1		269,193
80,000	Tennessee Housing Development Agency, Revenue Bonds, Ser. 1C, 3.05%, 1/1/24	Aa1		83,482
				476,016
	TEXAS (6.1%)
170,000	Brushy Creek Regional Utility Authority, Inc., Water Treatment & Distributions Project, Revenue Bonds, 5.00%, 8/1/34	AA-	*	201,892
120,000	City of Arlington, Subordinate Lien Special Tax, Revenue Bonds, Ser. C, BAM Insured, 5.00%, 2/15/33	A3		145,097
65,000	City of Houston Texas, Combined Utility System Revenue, Revenue Bonds, Ser. D, 5.00%, 11/15/42	AA	*	71,616
125,000	City of Leander, Texas Certificates of Obligation, Parking Facility Improvements, General Obligation Limited, 5.00%, 8/15/32	Aa2		143,236
70,000	City of Lubbock, Texas Certificates of Obligation, Waterworks System, General Obligation Limited, 5.00%, 2/15/23	Aa2		77,154
90,000	City of McAllen Texas, General Obligation Limited, 5.00%, 2/15/32	AA+	*	112,090
150,000	City of San Antonio Texas, Electric & Gas Systems Revenue, Revenue Bonds, 5.00%, 2/1/39	Aa1		180,925
200,000	City of San Antonio Texas, Water System Revenue, Junior Lien, Refunding Revenue Bonds, Ser. B, 5.00%, 5/15/32	Aa2		231,014
275,000	Dallas Area Rapid Transit, Revenue Bonds, Ser. A, 5.00%, 12/1/36	Aa2		323,920
200,000	El Paso Independent School District, General Obligation Limited, (PSF-GTD), 4.00%, 8/15/43	Aaa		225,004
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A1		276,465
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		218,332
110,000	Spring Independent School District, General Obligation Unlimited, PSF-GTD Insured, 4.00%, 8/15/34	Aaa		123,741
100,000	State of Texas, Transportation Commission, Highway Improvement, 5.00%, 4/1/25	Aaa		115,187
150,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. A, 3.00%, 8/1/35	Aaa		155,759
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		297,965
100,000	Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds, 5.00%, 8/1/33	AAA	*	123,196
				3,022,593
	VERMONT (0.7%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College, 5.00%, 10/1/42	Baa2		205,404
135,000	Vermont Educational & Health Buildings Financing Agency, University of Vermont Medical Center Project, Green Bonds, Revenue Bonds, 5.00%, 12/1/46	A3		155,027
				360,431
	WASHINGTON (3.6%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aaa		256,208
200,000	City of Spokane Washington, General Obligation Unlimited, 4.00%, 12/1/40	Aa2		227,286
75,000	County of King Washington Refunding Limited Tax, General Obligation Limited, Ser. E, 4.00%, 7/1/31	Aaa		86,891

March 31, 2020

Principal Amount		Rating (unaudited)		Value
$165,000	County of King Washington Refunding, General Obligation Limited, Ser. E, 5.00%, 12/1/30	Aaa		$196,909
100,000	County of Pierce Washington, Sewer Revenue, Revenue Bonds, 4.00%, 8/1/37	Aa3		104,606
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		269,638
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa3		361,077
250,000	Washington State, Water Utility Improvements, General Obligation Unlimited, Ser. A, 5.00%, 8/1/37	Aaa		297,722
				1,800,337
	WISCONSIN (0.2%)
100,000	City of Stoughton, General Obligation Unlimited, Ser. A, 3.38%, 4/1/38	Aa2		107,862
	WYOMING (0.5%)
220,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A	*	226,736
	TOTAL LONG-TERM MUNICIPAL SECURITIES (95.4%) (Cost $46,458,034)			$47,431,270
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.6%)			2,261,999
	NET ASSETS (2) (100.0%)			$49,693,269

**	Security no longer rated by Moody’s or Standard & Poor’s.
*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
(1)	Zero coupon bond.
(2)	For federal income tax purposes, the aggregate cost was $46,458,034, aggregate gross unrealized appreciation was $1,311,488, aggregate gross unrealized depreciation was $338,252 and the net unrealized appreciation was $973,236.
AGM	Assured Guaranty Municipal.
AMBAC	American Municipal Bond Assurance Corporation.
PSF-GTD	Permanent School Fund Guaranteed.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities*	$—	$47,431,270	$—	$47,431,270
Total Investments in Securities	$—	$47,431,270	$—	$47,431,270

* See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.